Accrued Expenses - Schedule of Accrued Expenses (Detail) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Payables and Accruals [Abstract]
Accrued product costs	$ 449	$ 400	$ 465
Accrued coop advertising	23	44	567
Accrued vacation pay	173	179	217
Income taxes payable	3		100
Customer deposits and overpayments	453	568
Customer deposits, overpayments and other accruals		974	994
Other accruals	451	406
Total	$ 1,552	$ 1,597	$ 2,343